Subsequent Events (Details)	Apr. 09, 2025 USD ($)	Apr. 09, 2025 CNY (¥)	Jan. 22, 2025 USD ($)	Jan. 22, 2025 CNY (¥)
Subsequent Event [Member] | Zhuhai Hongzhi Cultural Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Equity interest			35.00%	35.00%
Capital commitment			$ 23,975	¥ 175,000
Forecast [Member]
Subsequent Events [Line Items]
Capital commitment	$ 246,599	¥ 1,800,000
Forecast [Member] | Zhanjiang Huarong Enterprise Management Service Co., Ltd [Member]
Subsequent Events [Line Items]
Equity interest	36.00%	36.00%